CASH AND CASH EQUIVALENTS - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	$ 316	$ 774	$ 1,102	$ 858